UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22668

 NAME OF REGISTRANT:                     ETF Series Solutions



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Kristina R. Nelson
                                         ETF Series Solutions
                                         615 East Michigan Street
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          414-765-6076

 DATE OF FISCAL YEAR END:                03/31

 DATE OF REPORTING PERIOD:               07/01/2021 to 06/30/2022


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

AlphaMark Actively Managed Small Cap ETF
--------------------------------------------------------------------------------------------------------------------------
 ORBITAL ENERGY GROUP, INC.                                                                  Agenda Number:  935490564
--------------------------------------------------------------------------------------------------------------------------
        Security:  68559A109
    Meeting Type:  Annual
    Meeting Date:  12-Oct-2021
          Ticker:  OEG
            ISIN:  US68559A1097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       William J. Clough                                         Mgmt          For                            For
       James F. O'Neil III                                       Mgmt          For                            For
       C. Stephen Cochennet                                      Mgmt          For                            For
       Paul D. White                                             Mgmt          For                            For
       Corey A. Lambrecht                                        Mgmt          For                            For
       Sarah Tucker                                              Mgmt          For                            For
       Paul T. Addison                                           Mgmt          For                            For
       Jerry Sue Thornton                                        Mgmt          For                            For
       LaForrest V. Williams                                     Mgmt          For                            For

2.     Ratification of the Appointment of Grant                  Mgmt          For                            For
       Thornton LLP as the Company's Independent
       Registered Public Accounting Firm for the
       Year Ending December 31, 2021.

3.     Advisory Approval of the Company's                        Mgmt          For                            For
       Executive Compensation (Say-on-Pay).

4.     To Approve an Amendment to Paragraph 11.27                Mgmt          For                            For
       of the Orbital Energy Group 2020 Incentive
       Award Plan by Increasing the Overall Share
       Limit to 5,000,000.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         ETF Series Solutions
By (Signature)       /s/ Kristina Nelson
Name                 Kristina Nelson
Title                President
Date                 8/30/2022